UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,433,286	¥ 31,736,118	¥ 22,176,601
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization	23,014	164,749	165,362
Credit losses	(684,082)	(4,897,066)	(3,251,197)
Deferred tax benefit			932,125
Gain on disposal of property and equipment			1,876
Amortization of operating lease right-of-use assets	76,010	544,125	477,589
(Gain)/Loss from short term investment-unrealized	173,112	1,239,240	(16,192,038)
Gain from disposal of subsidiaries			(1,416,187)
Change in operating assets and liabilities:
Accounts receivables	27,391	196,082	1,656,248
Prepaid services fees	(133,580)	(956,247)	(7,579,046)
Other receivables and prepaid expenses	683,602	4,893,635	(772,705)
Prepaid expenses and deposits			9,064
Accounts payable	(337,065)	(2,412,914)	(6,711,108)
Advance from customers	(136,118)	(974,415)	3,312,058
Other payables and accrued liabilities	(16,879)	(120,833)	2,438,109
Operating lease liabilities	(74,007)	(529,788)	(456,828)
Taxes payable	316,341	2,264,562	146,996
Net cash (used in)/provided by operating activities	4,351,025	31,147,248	(5,063,081)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(3,294)
Purchases of short term investments	(54,400,000)	(389,427,840)	(28,115,954)
Sale of short-term investments	5,315,511	38,051,617	20,989,094
(Loss)/Income from short term investment	3,746,931	26,822,783	(1,004,444)
Net cash used in investing activities	(45,337,558)	(324,553,440)	(8,134,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to Parent			(224,486,453)
Reception of Bank borrowings	3,492,303	25,000,000	13,140,000
Payments to Bank borrowings	(1,396,921)	(10,000,000)	(8,785,714)
Stock issuance			129,082,990
Issuance of convertible debts	148,662,239	1,064,213,504	218,359,330
Net cash provided by financing activities	150,757,621	1,079,213,504	127,310,153
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS	(1,167,931)	(8,360,753)	2,092,162
CHANGE IN CASH, CASH EQUIVALENTS	108,603,158	777,446,559	116,204,636
CASH, CASH EQUIVALENTS, beginning of period	144,711,644	1,035,932,786	317,212,066
CASH, CASH EQUIVALENTS, end of period	253,314,802	1,813,379,345	433,416,702
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,622	11,613	35,872
Cash paid for interest	106,093	759,480	382,148
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	65,279	467,308	551,424
Shares converted from convertible notes payable	$ 169,489,058	¥ 1,213,304,370	¥ 72,616,270